Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for accounts receivable	$ 3,676,826	$ 257,463
Accounts payable, due to related parties	$ 190,102	$ 149,067	$ 92,744
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	20,000,000	20,000,000	14,060,001
Common stock, shares issued	11,806,580	11,227,676	10,686,191
Common stock, shares outstanding	11,806,580	11,227,676	10,686,191
Convertible Series A Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Convertible preferred stock, shares issued	1,000,000	1,000,000	1,000,000
Convertible preferred stock, shares outstanding	1,000,000	1,000,000	1,000,000
Convertible preferred stock, liquidation preference	$ 1,000,000	$ 1,000,000	$ 1,000,000
Convertible Series B-1 Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	1,050,695	1,050,695	1,050,695
Convertible preferred stock, shares issued	1,050,695	1,050,695	1,050,695
Convertible preferred stock, shares outstanding	1,050,695	1,050,695	1,050,695
Convertible preferred stock, liquidation preference	$ 7,964,268	$ 7,964,268	$ 7,964,268
Convertible Series B-1A Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	316,848	316,848	316,848
Convertible preferred stock, shares issued	316,848	316,848	316,848
Convertible preferred stock, shares outstanding	316,848	316,848	316,848
Convertible preferred stock, liquidation preference	$ 2,159,608	$ 2,159,608	$ 2,159,608
Convertible Series B-2 Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	100,000	100,000	100,000
Convertible preferred stock, shares issued	4,167	4,167	0
Convertible preferred stock, shares outstanding	4,167	4,167	0
Convertible preferred stock, liquidation preference	$ 50,004	$ 50,004	$ 0